Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
April 30, 2026
SMO-NPRT3-0626
1.847958.119
Common Stocks - 98.8%
	Shares	Value ($)
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	99,716	1,332,205
BRAZIL - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Embraer SA ADR	167,004	10,471,151
CANADA - 3.9%
Energy - 1.0%
Energy Equipment & Services - 0.6%
CES Energy Solutions Corp	2,060,614	29,338,738
Oil, Gas & Consumable Fuels - 0.4%
Teekay Tankers Ltd Class A	232,500	18,262,875
TOTAL ENERGY		47,601,613
Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	752,200	30,678,308
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (a)	384,471	21,545,755
Industrials - 0.2%
Electrical Equipment - 0.2%
Electrovaya Inc (United States) (a)	845,900	7,833,034
Information Technology - 0.2%
Software - 0.2%
Lumine Group Inc Subordinate Voting Shares (a)(b)	519,018	7,725,950
Materials - 0.4%
Metals & Mining - 0.4%
Major Drilling Group International Inc (a)	499,100	5,757,644
OR Royalties Inc	429,887	15,833,362
TOTAL MATERIALS		21,591,006
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Colliers International Group Inc Subordinate Voting Shares	204,565	21,384,938
Utilities - 0.7%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp (United States)	885,421	32,760,577
TOTAL CANADA		191,121,181
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	835,503	21,441,922
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (a)	60,258	13,821,980
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Criteo SA ADR (a)	156,300	2,960,322
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA	199,549	16,937,719
ISRAEL - 0.3%
Information Technology - 0.3%
IT Services - 0.1%
Wix.com Ltd (a)(c)	81,429	6,081,932
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (a)	17,953	8,984,220
TOTAL ISRAEL		15,066,152
JAPAN - 1.1%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	237,583	10,709,970
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Allegro MicroSystems Inc (a)	919,947	44,617,430
TOTAL JAPAN		55,327,400
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	24,462	19,122,435
Newamsterdam Pharma Co NV (a)	285,600	8,156,736
uniQure NV (a)(c)	243,600	4,859,820

TOTAL NETHERLANDS		32,138,991
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
First BanCorp/Puerto Rico (c)	2,275,561	55,250,621
THAILAND - 2.2%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
BKV Corp (a)	622,333	19,622,159
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 1.9%
Fabrinet (a)	136,340	93,184,300
TOTAL THAILAND		112,806,459
UNITED KINGDOM - 1.4%
Communication Services - 0.2%
Media - 0.2%
4imprint Group PLC	183,400	9,094,023
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Games Workshop Group PLC	80,989	21,479,107
Energy - 0.8%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	547,346	41,362,937
TOTAL UNITED KINGDOM		71,936,067
UNITED STATES - 86.9%
Consumer Discretionary - 9.9%
Automobile Components - 1.1%
Patrick Industries Inc	283,506	26,366,058
Phinia Inc	379,114	27,353,075
		53,719,133
Distributors - 0.2%
GigaCloud Technology Inc Class A (a)	289,700	12,888,753
Diversified Consumer Services - 1.2%
Frontdoor Inc (a)	231,200	15,867,256
Laureate Education Inc (a)	1,441,265	43,374,870
		59,242,126
Hotels, Restaurants & Leisure - 0.5%
Brinker International Inc (a)	90,518	13,780,460
Lindblad Expeditions Holdings Inc (a)	35,621	660,057
Pursuit Attractions and Hospitality Inc (a)	210,700	8,866,256
		23,306,773
Household Durables - 2.3%
Champion Homes Inc (a)	158,151	12,055,851
Green Brick Partners Inc (a)	574,001	38,710,627
Installed Building Products Inc	93,523	26,986,062
Lovesac Co/The (a)(c)	319,250	5,047,342
SharkNinja Inc (a)	283,773	32,784,295
		115,584,177
Leisure Products - 0.2%
Acushnet Holdings Corp	150,563	14,577,510
Specialty Retail - 3.1%
Academy Sports & Outdoors Inc (c)	920,090	50,457,736
Boot Barn Holdings Inc (a)	229,042	39,269,251
Group 1 Automotive Inc	43,000	15,345,410
Murphy USA Inc	51,310	30,170,280
RealReal Inc/The (a)	1,045,500	12,430,995
Warby Parker Inc Class A (a)(c)	317,300	7,018,676
		154,692,348
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (a)	145,743	14,862,871
Kontoor Brands Inc	441,310	32,374,502
Samsonite Group SA (b)(h)	2,782,659	5,095,409
Steven Madden Ltd	382,959	14,383,940
		66,716,722
TOTAL CONSUMER DISCRETIONARY		500,727,542
Consumer Staples - 1.6%
Beverages - 0.4%
Vita Coco Co Inc/The (a)	382,812	25,261,764
Consumer Staples Distribution & Retail - 0.6%
Performance Food Group Co (a)	160,003	14,489,872
Sprouts Farmers Market Inc (a)	176,600	14,454,710
		28,944,582
Food Products - 0.6%
Darling Ingredients Inc (a)	321,973	20,680,326
Post Holdings Inc (a)	72,006	7,542,628
		28,222,954
TOTAL CONSUMER STAPLES		82,429,300
Energy - 3.8%
Energy Equipment & Services - 2.2%
Cactus Inc Class A	385,248	21,466,019
Liberty Energy Inc Class A	396,690	13,404,155
Noble Corp PLC (c)	456,100	23,274,783
Weatherford International PLC	492,401	54,336,450
		112,481,407
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp (a)	410,243	16,106,140
Chord Energy Corp	263,925	38,427,480
Core Natural Resources Inc	141,859	12,730,426
Northern Oil & Gas Inc	482,360	13,100,898
		80,364,944
TOTAL ENERGY		192,846,351
Financials - 13.6%
Banks - 6.6%
Axos Financial Inc (a)	241,883	23,327,197
Central BanCo Inc	416,100	11,243,022
Community Financial System Inc	378,341	23,971,686
Connectone Bancorp Inc	413,470	12,081,593
CVB Financial Corp	1,094,100	22,286,817
East West Bancorp Inc	157,636	19,936,225
First Bancorp/Southern Pines NC	305,500	17,639,570
First Hawaiian Inc	814,700	22,225,016
First Horizon Corp	495,021	12,355,724
Glacier Bancorp Inc	254,689	12,492,495
Pathward Financial Inc	555,500	48,239,621
Pinnacle Financial Partners Inc	244,487	24,189,544
SOUTHSTATE BANK CORP	379,693	37,084,615
TriCo Bancshares	608,468	30,587,686
Western Alliance Bancorp	189,361	15,440,496
		333,101,307
Capital Markets - 1.7%
Houlihan Lokey Inc Class A	55,783	8,632,419
Lazard Inc	559,544	27,137,884
Piper Sandler Cos	118,932	10,370,870
Stifel Financial Corp	359,553	28,336,373
Wealthfront Corp (a)	33,900	356,967
WisdomTree Inc	647,200	11,002,400
		85,836,913
Consumer Finance - 2.0%
FirstCash Holdings Inc	355,690	77,618,672
SLM Corp	991,122	22,875,096
		100,493,768
Financial Services - 1.3%
Essent Group Ltd	696,178	42,132,692
PennyMac Financial Services Inc	231,489	20,901,141
		63,033,833
Insurance - 2.0%
First American Financial Corp	200,678	14,073,548
Genworth Financial Inc Class A (a)	2,228,645	19,589,790
Primerica Inc	173,541	48,811,877
Selective Insurance Group Inc	227,372	19,087,879
		101,563,094
TOTAL FINANCIALS		684,028,915
Health Care - 14.7%
Biotechnology - 7.5%
Avalo Therapeutics Inc (a)	556,500	7,457,100
Caris Life Sciences Inc (a)	404,000	7,676,000
Cogent Biosciences Inc (a)	762,454	27,288,229
Cyclerion Therapeutics Inc (d)(e)(f)	218,200	530,226
Cytokinetics Inc (a)	353,776	22,631,051
CytomX Therapeutics Inc (a)	1,736,495	7,328,009
Damora Therapeutics Inc (a)	308,400	7,913,544
Dianthus Therapeutics Inc (a)	334,906	29,404,747
Disc Medicine Inc (a)	131,435	8,668,138
Insmed Inc (a)	78,130	10,651,463
Jade Biosciences Inc (a)	495,800	12,097,520
Kiniksa Pharmaceuticals International Plc Class A (a)	196,800	10,583,904
Kymera Therapeutics Inc (a)	221,000	17,916,470
Mineralys Therapeutics Inc (a)	252,568	6,730,937
Nuvalent Inc Class A (a)	202,229	20,279,524
Olema Pharmaceuticals Inc (a)	518,200	7,467,262
Oruka Therapeutics Inc (a)	301,472	20,623,700
Praxis Precision Medicines Inc (a)	56,700	18,077,661
Rhythm Pharmaceuticals Inc (a)	125,925	10,245,258
Spyre Therapeutics Inc (a)	293,347	21,839,684
Stoke Therapeutics Inc (a)	321,900	10,532,568
Twist Bioscience Corp (a)(c)	241,900	14,139,055
Tyra Biosciences Inc (a)	274,200	9,528,450
Upstream Bio Inc (a)(c)	965,800	8,866,044
Vaxcyte Inc (a)	517,798	29,638,758
Viking Therapeutics Inc (a)(c)	313,201	9,765,607
Viridian Therapeutics Inc (a)	772,538	10,413,812
Zenas Biopharma Inc (a)	416,532	8,047,398
		376,342,119
Health Care Equipment & Supplies - 1.8%
Artivion Inc (a)	303,123	10,860,897
Axogen Inc (a)	365,000	15,768,000
Ceribell Inc (a)	668,852	13,484,056
Envista Holdings Corp (a)	134,400	3,486,336
Glaukos Corp (a)	92,300	13,260,741
Kestra Medical Technologies Ltd (a)	537,900	11,145,288
LivaNova PLC (a)	252,800	15,193,280
TransMedics Group Inc (a)	73,700	7,428,223
		90,626,821
Health Care Providers & Services - 2.5%
BrightSpring Health Services Inc (a)	557,800	26,757,666
Brookdale Senior Living Inc (a)	1,402,205	20,135,664
Ensign Group Inc/The	119,857	22,376,103
Guardant Health Inc (a)	194,500	16,937,060
Guardian Pharmacy Services Inc Class A (a)	176,944	6,564,622
HealthEquity Inc (a)(c)	97,800	8,022,534
Hims & Hers Health Inc Class A (a)(c)	139,800	3,798,366
Privia Health Group Inc (a)	860,334	21,379,300
		125,971,315
Health Care Technology - 0.3%
Waystar Holding Corp (a)	609,276	13,023,275
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (a)	557,700	12,297,285
Charles River Laboratories International Inc (a)	39,800	6,645,406
		18,942,691
Pharmaceuticals - 2.2%
Amylyx Pharmaceuticals Inc (a)	1,001,427	16,022,832
Axsome Therapeutics Inc (a)	91,200	18,946,800
Crinetics Pharmaceuticals Inc (a)	425,022	16,482,353
Elanco Animal Health Inc (a)	738,400	16,518,008
Enliven Therapeutics Inc (a)	316,526	13,050,367
Enliven Therapeutics Inc (a)(g)	224,300	9,247,889
MBX Biosciences Inc (a)	294,900	8,911,878
Structure Therapeutics Inc ADR (a)	257,305	10,665,292
		109,845,419
TOTAL HEALTH CARE		734,751,640
Industrials - 20.7%
Aerospace & Defense - 0.4%
Carpenter Technology Corp	44,755	19,164,091
Air Freight & Logistics - 0.7%
GXO Logistics Inc (a)	627,118	35,827,251
Building Products - 1.9%
AZZ Inc	185,800	26,576,832
Resideo Technologies Inc (a)	396,100	16,386,657
Simpson Manufacturing Co Inc	222,317	42,402,521
Tecnoglass Inc	241,122	10,387,536
		95,753,546
Commercial Services & Supplies - 1.1%
Brink's Co/The	362,102	38,654,389
HNI Corp	181,170	6,619,952
Vestis Corp (a)	801,563	7,791,192
		53,065,533
Construction & Engineering - 6.3%
Cardinal Infrastructure Group Inc Class A	272,535	14,452,531
Construction Partners Inc Class A (a)	310,861	38,441,071
Granite Construction Inc	266,424	36,518,738
IES Holdings Inc (a)	194,136	125,039,116
Legence Corp Class A	355,563	30,919,758
Primoris Services Corp	187,604	33,984,465
Sterling Infrastructure Inc (a)	58,555	30,192,129
WillScot Holdings Corp	242,694	5,494,592
		315,042,400
Electrical Equipment - 2.0%
Nextpower Inc Class A (a)	455,827	54,302,671
Thermon Group Holdings Inc (a)(c)	776,320	46,959,596
		101,262,267
Ground Transportation - 0.2%
ArcBest Corp	106,676	13,608,657
Machinery - 3.6%
Atmus Filtration Technologies Inc	455,694	28,891,000
Blue Bird Corp (a)	252,819	16,208,226
Federal Signal Corp	181,622	22,363,117
Kadant Inc (c)	39,937	11,706,733
SPX Technologies Inc (a)	210,846	46,156,298
Terex Corp	906,868	56,407,190
		181,732,564
Passenger Airlines - 0.6%
SkyWest Inc (a)	365,259	29,995,069
Professional Services - 1.6%
Amentum Holdings Inc (a)	510,845	13,399,464
CRA International Inc	107,776	16,971,487
ExlService Holdings Inc (a)	399,749	12,743,998
First Advantage Corp (a)(c)	711,697	9,081,254
FTI Consulting Inc (a)	72,500	12,999,250
KBR Inc	374,437	14,037,643
		79,233,096
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies Inc	42,994	13,145,416
Herc Holdings Inc	298,159	37,842,340
Rush Enterprises Inc Class A	718,840	53,215,725
Xometry Inc Class A (a)	179,900	9,223,473
		113,426,954
TOTAL INDUSTRIALS		1,038,111,428
Information Technology - 12.1%
Communications Equipment - 0.8%
Ciena Corp (a)	77,218	40,738,672
Electronic Equipment, Instruments & Components - 6.9%
Advanced Energy Industries Inc	252,896	97,089,304
Belden Inc	333,969	37,564,833
ePlus Inc	168,390	14,260,949
OSI Systems Inc (a)	90,069	25,842,597
Sanmina Corp (a)	402,823	87,742,906
TD SYNNEX Corp	271,564	61,965,474
TTM Technologies Inc (a)	138,200	21,866,004
		346,332,067
Semiconductors & Semiconductor Equipment - 3.9%
Axcelis Technologies Inc (a)(c)	266,793	37,113,574
Diodes Inc (a)	213,445	22,870,632
MACOM Technology Solutions Holdings Inc (a)	197,928	55,738,504
MKS Inc	115,369	32,735,954
Onto Innovation Inc (a)	56,790	16,756,457
Veeco Instruments Inc (a)	638,982	31,853,253
		197,068,374
Software - 0.5%
Agilysys Inc (a)	123,600	7,917,817
Intapp Inc (a)	334,481	7,509,098
PAR Technology Corp (a)(c)	307,960	4,138,982
Riot Platforms Inc (a)	277,400	4,782,376
		24,348,273
TOTAL INFORMATION TECHNOLOGY		608,487,386
Materials - 4.9%
Chemicals - 1.7%
Element Solutions Inc	901,893	38,411,623
Minerals Technologies Inc	408,136	29,361,304
Perimeter Solutions Inc (a)	483,000	14,634,900
		82,407,827
Construction Materials - 1.0%
Eagle Materials Inc	199,568	41,931,232
Suncrete Inc (g)	556,328	8,678,717
		50,609,949
Metals & Mining - 1.6%
Century Aluminum Co (a)	245,400	14,586,576
Commercial Metals Co	629,885	43,436,870
Constellium SE (a)	663,411	20,751,496
		78,774,942
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	356,288	25,720,431
Sylvamo Corp	156,994	6,708,353
		32,428,784
TOTAL MATERIALS		244,221,502
Real Estate - 4.2%
Diversified REITs - 0.8%
Essential Properties Realty Trust Inc	1,293,944	40,668,660
Health Care REITs - 1.7%
American Healthcare REIT Inc (c)	923,187	46,879,436
CareTrust REIT Inc	973,101	38,388,834
		85,268,270
Industrial REITs - 0.5%
Americold Realty Trust Inc	974,600	11,919,358
Terreno Realty Corp	182,285	11,884,982
		23,804,340
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	65,518	20,843,241
Retail REITs - 0.3%
Acadia Realty Trust	685,890	14,828,942
Specialized REITs - 0.5%
Outfront Media Inc	865,093	26,688,119
TOTAL REAL ESTATE		212,101,572
Utilities - 1.4%
Gas Utilities - 1.4%
Southwest Gas Holdings Inc	550,313	51,756,938
UGI Corp	563,634	20,341,551
TOTAL UTILITIES		72,098,489
TOTAL UNITED STATES		4,369,804,125
TOTAL COMMON STOCKS (Cost $2,987,470,175)		4,970,416,295

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	72,313,668	72,328,130
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	79,759,187	79,767,163
TOTAL MONEY MARKET FUNDS (Cost $152,095,293)			152,095,293

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $3,139,565,468)	5,122,511,588
NET OTHER ASSETS (LIABILITIES) - (1.8)% (i)	(89,497,141)
NET ASSETS - 100.0%	5,033,014,447

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	93	6/2026	13,056,270	1,446,189

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,821,359 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,926,606 or 0.4% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,095,409 or 0.1% of net assets.

(i)	Includes $1,001,507 of cash collateral to cover margin requirements for futures contracts.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,035,215.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/2024	3,140,200

Suncrete Inc	3/27/2026	5,563,279

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	75,539,148	1,036,312,526	1,039,518,712	1,961,653	(4,832)	-	72,328,130	72,313,668	0.1%
Fidelity Securities Lending Cash Central Fund	112,851,025	1,056,573,654	1,089,658,228	267,363	712	-	79,767,163	79,759,187	0.2%
Total	188,390,173	2,092,886,180	2,129,176,940	2,229,016	(4,120)	-	152,095,293

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Cyclerion Therapeutics Inc	-	513,512	-	-	-	16,714	530,226	218,200
Total	-	513,512	-	-	-	16,714	530,226

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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